Miscellaneous (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Miscellaneous Assets
Miscellaneous consist of the following at year end:

	2017	2016
Judicial deposits	$44,854	$35,652
Tax credits	22,402	21,060
Prepaid property and equipment	10,317	13,279
Notes receivable	4,406	4,509
Rent deposits	3,273	4,471
Other	13,039	10,690
	98,291	89,661